Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Aug. 31, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015
International Portfolio I - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	International Portfolio I, Class A - Load
Account Value	$ 10,042	$ 10,665	$ 9,912	$ 8,618	$ 9,015	$ 7,226	$ 9,569	$ 10,347	$ 10,240	$ 8,733		$ 7,169	$ 8,939	$ 8,818	$ 9,525	$ 9,868	$ 9,639	$ 8,703	$ 8,381	$ 8,402	$ 8,542	$ 10,000
Large Cap Core Portfolio I - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Core Portfolio I, Class A - Load
Account Value	$ 24,240	25,141	23,164	18,575	17,652	16,019	20,512	19,944	18,395	15,907		12,111	13,733	13,373	14,088	12,635	11,796	10,873	9,882	9,398	8,744	9,499
Large Cap Core Portfolio I - Class L
Account Value [Line Items]
Account Value	$ 24,806	25,725	23,711	19,010	18,070	16,366	21,007	20,465	18,916	16,388		12,506	14,204	13,861	14,629	13,153	12,295	11,361	10,343	9,856	9,192	10,000
Large Cap Growth Portfolio I - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Portfolio I, Class A - Load
Account Value	$ 30,321	31,783	29,242	22,426	20,770	17,702	24,033	25,149	22,207	19,812		14,712	15,567	15,064	14,851	13,626	12,808	11,364	10,885	9,939	9,115	9,503
Large Cap Growth Portfolio I - Class L
Account Value [Line Items]
Account Value	$ 31,003	32,497	29,900	22,928	21,235	18,068	24,588	25,784	22,809	20,392		15,173	16,089	15,598	15,405	14,170	13,340	11,866	11,388	10,418	9,575	10,000
Large Cap Value Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Value Portfolio I, Class A - Load
Account Value	$ 18,626	18,550	17,396	15,357	16,031	14,540	17,706	16,379	15,671	13,689		10,834	12,751	12,275	12,248	11,153	10,877	10,550	9,813	9,437	8,781	9,498
Large Cap Value Portfolio I - Class L
Account Value [Line Items]
Account Value	$ 19,072	18,992	17,813	15,730	16,418	14,858	18,144	16,817	16,120	14,118		11,189	13,197	12,731	12,724	11,612	11,345	11,027	10,282	9,899	9,234	10,000
Mid Cap Core Portfolio I - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Core Portfolio I, Class A - Load
Account Value	$ 21,568	23,191	23,186	19,054	18,313	16,396	19,154	19,283	18,666	15,067		11,299	14,032	12,792	12,683	11,857	11,394	10,478	9,736	9,099	8,656	9,502
Mid Cap Core Portfolio I - Class L
Account Value [Line Items]
Account Value	$ 22,055	23,712	23,707	19,486	18,730	16,738	19,602	19,775	19,180	15,514		11,657	14,503	13,251	13,158	12,327	11,876	10,941	10,185	9,538	9,094	10,000
Small Cap Core Portfolio I - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Core Portfolio I, Class A - Load
Account Value	$ 16,410	17,448	16,918	15,154	16,214	14,059	17,197	16,951	17,102		$ 12,825	10,179	13,032	12,557	13,082	11,742	11,368	10,854	9,821	9,129	8,470	9,497
MSCI EAFE Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Account Value	$ 16,913	17,224	16,125	13,805	13,984	10,987	14,179	14,675	14,016	11,672		9,695	11,614	11,323	11,772	11,760	11,458	10,244	9,620	9,173	9,032	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 32,482	33,133	30,006	24,300	23,103	19,981	25,038	23,638	21,650	18,182		13,847	15,790	14,886	15,146	13,595	12,845	11,926	10,830	10,178	9,382	10,000
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Account Value	$ 40,869	42,411	37,938	29,827	27,294	23,353	30,634	30,168	26,643	23,695		16,371	17,229	16,224	16,613	14,389	13,154	11,867	10,787	10,252	9,482	10,000
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Account Value	$ 23,230	23,204	21,674	18,162	18,021	15,870	19,154	17,905	17,152	13,262		10,989	13,963	13,267	13,426	12,554	12,267	11,739	10,656	9,846	9,170	10,000
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Account Value	$ 23,296	23,968	22,707	18,533	18,559	16,336	20,346	20,267	19,029	$ 14,675		10,959	14,036	13,415	13,602	12,600	11,934	11,230	10,348	9,596	9,058	10,000
Russell 200 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 200 Index TR
Account Value	$ 18,417	$ 20,277	$ 19,186	$ 15,996	$ 16,027	$ 14,685	$ 18,131	$ 19,196	$ 19,245		$ 13,448	$ 9,877	$ 12,948	$ 12,994	$ 14,211	$ 12,733	$ 12,332	$ 11,390	$ 10,213	$ 9,024	$ 8,845	$ 10,000